Cash And Cash Equivalents - Summary of Disaggregation of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash	$ 1,703,550	$ 322,560
Cash equivalents	777,280
Total cash and cash equivalents	$ 2,480,830	$ 322,560	$ 101,800